Accounting Policies (Details Textual) $ in Millions	12 Months Ended
	Apr. 30, 2015 USD ($) Facility Contract ReportingUnits	Apr. 30, 2014 USD ($)	Apr. 30, 2013 USD ($)	Apr. 30, 2012 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) income	$ (109.8)	$ (51.6)	$ (76.6)	$ (84.0)
Accounting Policies (Additional Textual) [Abstract]
Company's total promotional expenditures, including amounts classified as a reduction of net sales, represented approximately in percentage of net sales	29.00%	27.00%	25.00%
Advertising expense	$ 107.0	$ 124.7	$ 131.6
Research and development costs	$ 32.5	24.3	24.7
Requisite performance period for share-based payments	1 year
Requisite service period for share-based payments	4 years
Compensation cost related to nonvested share-based awards not yet recognized	$ 48.9
Weighted-average period of recognition	2 years 6 months
Excess tax benefits realized upon exercise or vesting of share-based compensation	$ 5.9	7.3	2.9
Charges for defined contribution plans	21.1	20.1	18.6
Allowance for doubtful accounts	1.0	0.9
Work-in-process inventory	81.5	62.1
Minimum operating lease obligations in 2016	43.1
Minimum operating lease obligations in 2017	40.5
Minimum operating lease obligations in 2018	36.0
Minimum operating lease obligations in 2019	27.1
Minimum operating lease obligations in 2020	22.0
Rent expense	67.1	60.6	59.2
Fair value of funds for the payment of benefits associated with nonqualified retirement plans included in other noncurrent assets	48.4	55.4
Unrealized pre-tax gains included in accumulated other comprehensive loss on available-for-sale securities	$ 5.2	5.3
Number of union contracts expiring in 2016 | Contract	3
Facilities covered by union contracts | Facility	10
Cash and cash equivalents maturity period	Three months or less
The period under which uncertain tax positions are considered short term	1 year
Deferred net gains recognized in accumulated other comprehensive loss		18.3
Number of reporting units | ReportingUnits	6
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) income	$ (2.3)	$ 31.7	$ 61.5	$ 67.0
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	20 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Capitalized software costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	7 years
Capitalized software costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	1 year
Buildings, fixtures, and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	40 years
Buildings, fixtures, and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	5 years
Seamild [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired	25.00%
Equity method investment	$ 35.9
Natural Blend [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired	50.00%
Equity method investment	$ 10.6
Mountain Country Foods [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired	20.00%
Equity method investment	$ 19.1
Unionized Employees [Member] | Number of Employees, Total [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	28.00%
Unionized Employees Subject to Union Contracts Expiring within One Year | Number of Employees, Total [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	11.00%
2015 Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service and performance period for share based payments	3 years
2015 Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service and performance period for share based payments	1 year